  As filed with the Securities and Exchange Commission on November 16, 2001
 ============================================================================
                                                    1933 Act File No.  333-
                                                    1940 Act File No.  811-10491

                   U. S.  SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   Form N-2
                       (Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]  Pre-Effective Amendment No.
[_]  Post-Effective Amendment No.

          and
[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 5

                         Nuveen Real Estate Income Fund
         Exact Name of Registrant as Specified in Declaration of Trust
                333 West Wacker Drive, Chicago, Illinois 60606
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                (800) 257-8787
              Registrant's Telephone Number, including Area Code

                             Gifford R. Zimmerman
                         Vice President and Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service
                         Copies of Communications to:

   Stacy H. Winick              Eric F. Fess               Sarah E. Cogan
Bell, Boyd & Lloyd LLC       Chapman and Cutler       Simpson Thacher & Bartlett
70 West Madison Street          111 W. Monroe            425 Lexington Avenue
  Chicago, IL 60602           Chicago, IL 60603           New York, NY 10017

                 Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement
                               _________________

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

     It is proposed that this filing will become effective (check appropriate box)

     [_]  when declared effective pursuant to section 8(c).

     [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-68948.

                              ___________________

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================================================================
                                                                                        Proposed Maximum
    Title of Securities Being         Amount           Proposed Maximum Offering      Aggregate Offering        Amount of
         Registered               Being Registered           Price Per Unit                Price (1)          Registration Fee
-------------------------------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par value   905,000 Shares (2)             $15.00                   $13,575,000             $3,393.75
===============================================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 3,705,000 Shares granted by the Registrant to the Underwriters.

 ============================================================================

                               EXPLANATORY NOTE

     This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-68948) filed by Nuveen Real Estate Income Fund (the "Fund") with the Securities and Exchange Commission, as amended, declared effective on November 15, 2001, are incorporated herein by reference.

                          PART C - OTHER INFORMATION

Item 24:  Financial Statements and Exhibits

     1.  Financial Statements:

     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-effective Amendment no. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-68948) and are incorporated herein by reference.

     2.  Exhibits:

a. Declaration of Trust dated August 27, 2001. Filed on September 5, 2001 as Exhibit a to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

b. By-laws of Registrant. Filed on September 5, 2001 as Exhibit b to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

c.   None.

d. Form of Share Certificate. Filed on October 17, 2001 as Exhibit d to Pre-effective Amendment no. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

e. Terms and Conditions of the Dividend Reinvestment Plan. Filed on October 17, 2001 as Exhibit e to Pre-effective Amendment no. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

f.   None.

g.1 Investment Management Agreement between Registrant and Nuveen Institutional Advisory Corp. dated October 3, 2001. Filed on November 14, 2001 as Exhibit
     g.1 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

g.2 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Security Capital Research & Management Incorporated dated October 3, 2001. Filed on November 14, 2001 as Exhibit g.2 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

h.1 Form of Underwriting Agreement. Filed on November 14, 2001 as Exhibit h.1 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

h.2 Form of Master Selected Dealer Agreement. Filed on November 14, 2001 as Exhibit h.2 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

h.3 Form of Master Agreement Among Underwriters. Filed on November 14, 2001 as Exhibit h.3 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

h.4 Form of Dealer Letter Agreement. Filed on November 14, 2001 as Exhibit h.4 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed on October 17, 2001 as Exhibit i to Pre-effective Amendment no. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

j. Exchange Traded Fund Custody Agreement between Registrant and The Chase Manhattan Bank dated October 29, 2001. Filed on November 14, 2001 as Exhibit j to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.*

k.1 Shareholder Transfer Agency Agreement between Registrant and The Chase Manhattan Bank dated October 29, 2001. Filed on November 14, 2001 as Exhibit k.1 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.*

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Institutional Advisory Corp. dated October 3, 2001. Filed on November 14, 2001 as Exhibit
     k.2 to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

l.1 Opinion and consent of Bell, Boyd & Lloyd LLC. Filed on October 17, 2001 as Exhibit l.1 to Pre-effective Amendment no. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

l.2  Opinion and consent of Bingham Dana LLP. Filed on October 17, 2001 as
     Exhibit 1.2 to Pre-effective Amendment no. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

l.3  Consent of Bell, Boyd & Lloyd LLC.

l.4  Consent of Bingham Dana LLP.

m.   None.

n.   Consent of Arthur Andersen LLP.

o.   None.

p. Subscription Agreement of Nuveen Institutional Advisory Corp. dated October 29, 2001. Filed on November 14, 2001 as Exhibit p to Pre-effective Amendment no. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

q.   None.

r.1 Code of Ethics of Nuveen Institutional Advisory Corp. Filed on September 5, 2001 as Exhibit r.1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

r.2 Code of Ethics of Security Capital Research & Management Incorporated. Filed on October 17, 2001 as Exhibit r.2 to Pre-effective Amendment no. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

r.3 Code of Ethics of Salomon Smith Barney Inc. Filed on October 17, 2001 as Exhibit r.3 to Pre-effective Amendment no. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68948) and incorporated herein by reference.

s.   Powers of Attorney.

____________
  * As of November 10, 2001, The Chase Manhattan Bank became known as JP Morgan Chase Bank.

Item 25: Marketing Arrangements.

     See Sections 2, 3 and 5(n) of the Form of Underwriting Agreement previously filed as Exhibit h.1 to the Registration Statement.

     See the Introductory Paragraph of the Form of Master Selected Dealer Agreement previously filed as Exhibit h.2 to the Registration Statement.

     See Introductory Paragraphs and Sections 1, 3, 5, 6 and 7 of the Form of Master Agreement Among Underwriters previously filed as Exhibit h.3 to the Registration Statement.

     See Paragraph e of the Form of Dealer Letter Agreement previously filed as Exhibit h.4 to the Registration Statement.

Item 26:  Other Expenses of Issuance and Distribution

     Securities and Exchange Commission fees                           $ 3,394*
     National Association of Securities Dealers, Inc. fees                   0*
     Printing and engraving expenses                                     2,000*
     Legal Fees                                                          2,000*
     American Stock Exchange listing fees                                    0*
     Accounting expenses                                                     0*
     Blue Sky filing fees and expenses                                       0*
     Transfer agent fees                                                     0*
     Miscellaneous expenses                                                106
                                                                       =======
          Total                                                        $ 7,500*
                                                                       =======

_____________

  * NIAC has contractually agreed to reimburse the Fund for fees and expenses in the amount of .30% of average daily net assets for the first 5 full years of the

Fund's operations, .25% of average daily net assets in year 6, .20% in year 7,
 .15% in year 8, .10% in year 9 and .05% in year 10. Without the reimbursement, "Total Net Annual Expenses" would be estimated to be 1.38% of average daily net assets attributable to Common Shares and .90% of average daily net assets. Nuveen has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share (.20% of offering price).

Item 27:  Persons Controlled by or under Common Control with Registrant

       Not applicable.

Item 28:  Number of Holders of Securities

       At November 14, 2001

                                                         Number of
                  Title of Class                       Record Holders
                  ---------------                      --------------

       Common Shares, $0.01 par value                         1


Item 29:  Indemnification

       Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

       Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

       No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

       Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

       (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

       (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

     As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful).

     Section 8 of the Underwriting Agreement filed as Exhibit h.1 to the Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30:  Business and Other Connections of Investment Adviser

     Nuveen Institutional Advisory Corp. serves as investment adviser to the following open-end and closed-end management type investment companies: Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income, Nuveen Insured New York Select Tax-Free Income Portfolio, and Nuveen Select Tax-Free Income Portfolio 3.

     Security Capital Research & Management Incorporated ("Security Capital") serves as investment adviser to Security Capital Real Estate Mutual Funds Inc., an open-end management type investment company and subadvises 5 other open-end funds.

Nuveen Institutional Advisory Corp. has no other clients or business at the present time. Security Capital also offers separate account management for certain institutional and high net worth clients. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serve as officers or Trustees of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part B of this Registration Statement. Such information for the remaining senior officers of NIAC appears below:


                                             Other Business Profession, Vocation or
Name and Position with NIAC                      Employment During Past Two Years
---------------------------                  ---------------------------------------

John P. Amboian, President..............   President, formerly Executive Vice President,
                                           of The John Nuveen Company, Nuveen Investments,
                                           Nuveen Advisory Corp., Nuveen Asset Management,
                                           Inc. and Nuveen Senior Loan Asset Management
                                           Inc. and Executive Vice President and Director
                                           of Rittenhouse Financial Services, Inc.

Margaret E. Wilson, Vice President and
Controller..............................   Vice President and Controller of the John Nuveen
                                           Company, Nuveen Investments and Nuveen Advisory
                                           Corp. and Senior Vice President and Controller
                                           of Nuveen Senior Loan Asset Management Inc.;
                                           formerly CFO of Sara Lee Corp., Bakery Division.

Set forth below is a list of each director and officer of Security Capital indicating each business profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with                           Other Business Profession, Vocation or
  Security Capital                                   Employment During Past Two Years
----------------------                           ---------------------------------------
Anthony R. Manno, Jr., President and
Managing Director.......................   Chairman of the Board, Managing Director and President,
                                           Security Capital Real Estate Mutual Funds Incorporated.

Kenneth D. Statz, Managing Director.....   Managing Director, Security Capital Real Estate Mutual
                                           Funds Incorporated.

Russell C. Platt, Managing Director.....   --

Kevin Bedell, Senior Vice President.....   Senior Vice President, Security Capital Real Estate Mutual
                                           Funds Incorporated.

David E. Rosenbaum, Senior Vice
President...............................   --

Jeffrey C. Nellessen, Vice President,
Treasurer, and Assistant Secretary......   Vice President, Treasurer and Assistant Secretary, Security
                                           Capital Real Estate Mutual Funds Incorporated.

Item 31: Location of Accounts and Records

     Nuveen Institutional Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

     Security Capital Research & Management Incorporated, 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60606, maintains certain advisory material of the subadviser.

     JP Morgan Chase Bank, P.O. Box 660086, Dallas, TX 75266-0086, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp.

Item 32:  Management Services

       Not applicable.

Item 33:  Undertakings

       1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

       2.  Not applicable.

       3.  Not applicable.

       4.  Not applicable.

       5.  The Registrant undertakes that:

           a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

           b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 16th day of November, 2001.

                              NUVEEN REAL ESTATE INCOME FUND

                              /s/ Gifford R. Zimmerman
                              ----------------------------------
                              Gifford R. Zimmerman, Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                         Title              Date
         ---------                         -----              ----
/s/ Stephen D. Foy           Vice President and Controller    November 16, 2001
-------------------------    (Principal Financial and
    Stephen D. Foy           Accounting Officer)

Timothy R. Schwertfeger*     Chairman of the Board and
                             Trustee (Principal Executive
                             Officer)

James E. Bacon*              Trustee

William E. Bennett*          Trustee

Jack B. Evans*               Trustee

William L. Kissick*          Trustee

Thomas E. Leafstrand*        Trustee

Sheila W. Wellington*        Trustee                          By: /s/ Gifford R. Zimmerman
                                                              ---------------------------
                                                                      Gifford R. Zimmerman
                                                                      Attorney-In-Fact
                                                                      November 16, 2001

     *    Original powers of attorney authorizing Nicholas Dalmaso and Gifford
R. Zimmerman, among others, to execute the registration statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf the Registration Statement is filed, have been executed and filed as an exhibit.

                               INDEX TO EXHIBITS

a.   Declaration of Trust dated August 27, 2001.*
b.   By-laws of Registrant.*
c.   None.
d.   Form of Share Certificate.*
e.   Terms and Conditions of the Dividend Investment Plan.*
f.   None.
g.1 Investment Management Agreement between Registrant and Nuveen Institutional Advisory Corp. dated October 3, 2001.*
g.2 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Security Capital Research & Management Incorporated dated
     October 3, 2001.*
h.1  Form of Underwriting Agreement.*
h.2  Form of Master Selected Dealer Agreement.*
h.3  Form of Master Agreement among Underwriters.*
h.4  Form of Salomon Smith Barney Inc. Letter Agreement.*
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j. Exchange Traded Fund Custody Agreement between Registrant and The Chase Manhattan Bank dated October 29, 2001.*
k.1 Shareholder Transfer Agency Agreement between Registrant and The Chase Manhattan Bank dated October 29, 2001.*
k.2 Expense Reimbursement Agreement between Registrant and Nuveen Institutional Advisory Corp. dated October 3, 2001.*
l.1  Opinion and consent of Bell, Boyd & Lloyd LLC.*
l.2  Opinion and consent of Bingham Dana LLP.*
l.3  Consent of Bell, Boyd & Lloyd LLC.
l.4  Consent of Bingham Dana LLP.
m.   None.
n.   Consent of Ernst & Young LLP.
o.   None.
p. Subscription Agreement of Nuveen Institutional Advisory Corp. dated October 29, 2001.*
q.   None.
r.1  Code of Ethics of Nuveen Institutional Advisory Corp.*
r.2  Code of Ethics of Security Capital Research & Management Incorporated.*
r.3  Code of Ethics of Salomon Smith Barney Inc.*
s.   Powers of Attorney.

___________________
*  Incorporated by reference - see Item 24.